Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
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Basis of Preparation

Basis of Preparation

The Consolidated Financial Statements of CRH plc have been prepared in accordance with International Financial Reporting Standards (IFRS) as adopted by the International Accounting Standards Board.

CRH plc, the Parent Company, is a publicly traded limited company incorporated and domiciled in the Republic of Ireland.

The Consolidated Financial Statements, which are presented in euro millions, have been prepared under the historical cost convention as modified by the measurement at fair value of share-based payments, retirement benefit obligations and certain financial assets and liabilities including derivative financial instruments.

The accounting policies set out below have been applied consistently by all of the Group’s subsidiaries, joint ventures and associates to all periods presented in these Consolidated Financial Statements.

In accordance with Section 304 of the Companies Act 2014, the Company is availing of the exemption from presenting its individual profit and loss account to the Annual General Meeting and from filing it with the Registrar of Companies.

Adoption of IFRS and International Financial Reporting Interpretations Committee (IFRIC) interpretations

Adoption of IFRS and International Financial Reporting Interpretations Committee (IFRIC) interpretations

The following new standards, interpretations and standard amendments became effective for the Group as of 1 January 2018:

•	IFRS 9 Financial Instruments

•	IFRS 15 Revenue from Contracts with Customers

•	IFRIC 22 Foreign Currency Transactions and Advanced Consideration

•	Amendments to IFRS 2 Share-based Payment

•	Amendments to IAS 28 Investments in Associates and Joint Ventures

While the new standards, interpretations and standard amendments did not result in a material impact on the Group’s results, the nature and effect of changes required by IFRS 9 and IFRS 15 are described below.

IFRS 9 Financial Instruments

IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement. It addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces a new impairment model for financial assets and new rules for hedge accounting. The Group has applied IFRS 9 retrospectively, but elected not to restate comparative information.

The Group has assessed the business models and contractual cash flows which apply to its financial assets and classified the assets into the appropriate IFRS 9 categories accordingly.

Financial asset classifications under IFRS 9:

Financial asset category	Classification and measurement under IAS 39	Classification and measurement under IFRS 9	Classification test outcomes
Cash and cash equivalents Trade receivables Other receivables Other financial assets Deferred proceeds	Loans and receivables at fair value (initial recognition) followed by amortised cost (subsequent measurement).	Financial assets at fair value (initial recognition) followed by amortised cost net of impairments (subsequent measurement).	Business model test result: hold to collect contractual cash flows. Cash flow characteristics test result: solely payments of principal and interest.

Contingent proceeds	Fair value through profit or loss.	Fair value through profit or loss.	Business model test result: hold to collect contractual cash flows. Cash flow characteristics test result: potential variability in future payments results in changes to fair value.

As outlined above, the classification requirements under IFRS 9 did not impact the measurement or carrying amount of financial assets.

Impairment of Financial Assets

The Group’s financial assets measured at amortised cost, the most significant of which are trade receivables and amounts receivable in respect of construction contracts, are subject to IFRS 9’s new expected credit loss model. The Group’s impairment methodology has been revised in line with the requirements of IFRS 9. The simplified approach to providing for expected credit losses has been applied to trade receivables, which requires the use of a lifetime expected loss provision.

As part of the IFRS 9 transition project, the Group assessed its existing trade and other receivables for impairment, using reasonable and supportable information that is available without undue cost or effort, to determine the credit risk of the receivables at the date on which they were initially recognised and compared that to the credit risk as at 1 January 2018. This assessment has not resulted in a material adjustment to trade and other receivables.

Hedge Accounting

The new hedge accounting rules align the accounting for hedging instruments more closely with the Group’s risk management practices. The Group’s current hedge relationships qualify as continuing hedges upon the adoption of IFRS 9. Accordingly, there has not been a significant impact to the financial position of the Group as a result of adopting IFRS 9.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Group adopted IFRS 15 following an extensive transition project, which included an assessment of the impact of multiple performance obligations and variable consideration within our construction contract businesses, and whether certain revenue might be more appropriately recorded on an agency or net basis, rather than on a gross basis in accordance with the principal of control. The assessment resulted in an immaterial change in the treatment of certain direct sales from a principal to an agency basis in our Europe Distribution segment. There was no material impact on the Group’s revenue recognition or the classification of contract related assets or liabilities in the Group’s Consolidated Balance Sheet as a result of transitioning to IFRS 15.

A description of the Group’s revenue recognition policy under IFRS 15 is set out on page 133. In accordance with the requirements of IFRS 15, new disclosures outlining the disaggregation of revenue by primary geographic markets and principal activities and products are included in note 1 to the Consolidated Financial Statements.

IFRS and IFRIC interpretations being adopted in subsequent years

IFRS 16 Leases

IFRS 16 will replace IAS 17 Leases and related interpretations. CRH will adopt IFRS 16 from 1 January 2019 by applying the modified retrospective approach. The Group will apply the recognition exemption for both short-term leases and leases of low value assets. The Group does not expect to avail of the practical expedient to not separate non-leasecomponents from lease components; nor does it intend to avail of the practical expedient allowing leases previously classified as operating leases, and ending within 12 months of the date of transition, to be accounted for as short-term leases.

Certain of the Group’s key financial metrics will be impacted upon transition to IFRS 16. The adoption of the new standard will have a material impact on the Group’s Consolidated Income Statement and Consolidated Balance Sheet, as follows:

Income Statement

Cost of sales and operating costs (excluding depreciation) will decrease, as the Group currently recognises operating lease expenses in either cost of sales or operating costs (depending on the nature of the relevant operations and of the lease). The Group’s operating lease expense for 2018 was €628 million (2017: €606 million) and is disclosed in note 5 to these Consolidated Financial Statements. Payments for leases which meet the recognition exemption criteria and certain other lease payments which do not meet the criteria for capitalisation will continue to be recorded as an expense within cost of sales and operating costs (excluding depreciation). Due to business seasonality, certain assets are leased on a short-term basis (i.e. 12 months or less) to deal with peak demand. Accordingly, it is likely that a portion of costs classified as operating lease expenses in 2018 will not be capitalised on the Group’s Consolidated Balance Sheet and will continue to be expensed in the Group’s Consolidated Income Statement from 2019 onwards. Ignoring acquisition and divestment activity, potential changes in asset procurement strategies and foreign currency movements, the current estimate of expected spend on exempt leases in 2019 is in the range of €0.25 billion.

Depreciation and finance costs as currently reported in the Group’s Consolidated Income Statement will increase, as under the new standard a right-of-use asset will be capitalised and depreciated over the term of the lease with an associated finance cost applied annually to the lease liability.

Balance Sheet

At transition date, the Group will determine the minimum lease payments outstanding at that date (along with payments for renewal options which are reasonably certain to be exercised) and apply the appropriate discount rate to calculate the present value of the lease liability and right-of-use asset to be recognised on the Group’s Consolidated Balance Sheet. The discount rates applied were arrived at using a methodology to calculate incremental borrowing rates across the Group.

The Group’s outstanding commitment in respect of all operating leases as at 31 December 2018 is €1,911 million (2017: €1,939 million for continuing operations) (see note 30 to these Consolidated Financial Statements).

Taking into account existing finance leases, the present value of the lease liability and right-of-use asset to be recognised on the Group’s Consolidated Balance Sheet at 1 January 2019 is expected to be c. €2.0 billion.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17. It is expected to be effective for reporting periods beginning on or after 1 January 2022, with presentation of comparative figures required. The Group is currently evaluating the impact of this standard on future periods.

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 was issued in June 2017; with an effective date of 1 January 2019. It clarifies the accounting for uncertainties in income taxes. The Group does not expect the adoption of IFRIC 23 to have a material impact on its results.

IAS 19 Employee Benefits

In February 2018, the IASB issued a narrow scope amendment to IAS 19. The amendment will be applied prospectively for plan amendments, curtailments or settlements occurring on or after 1 January 2019. These amendments are not expected to have an impact on the Group on the effective date, but will impact how the Group determines current service cost and net interest in the event of any plan amendments, curtailments or settlements which arise thereafter.

IFRS 3 Business Combinations

In October 2018, the IASB issued amendments to IFRS 3, regarding the definition of a business. The amendments clarify that the process required to meet the definition of a business (together with inputs to create outputs) must be substantive; and, that the inputs and process must together significantly contribute to creating outputs. The definition of outputs has been narrowed to focus on goods and services provided to customers and other income from ordinary activities. In addition, the amendments indicate that an acquisition of primarily a single asset or group of similar assets is unlikely to meet the definition of a business. The amendments will be applied prospectively for acquisitions occurring on or after 1 January 2020. The Group is currently evaluating the impact of this amendment on future periods.

Disclosure Initiative – Definition of Material (Amendments to IAS 1 and IAS 8)

In October 2018, the IASB issued Definition of Material (Amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors), which is effective from 1 January 2020. The amendments clarify and align the definition of “material” to the definition used in the Conceptual Framework and other IFRS standards. Information is now considered material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. This amendment is not expected to have an impact on the Group.

There are no other IFRS or IFRIC interpretations that are effective subsequent to the CRH 2018 financial year end that would have a material impact on the results or financial position of the Group.

Key Accounting Policies which involve Estimates, Assumptions and Judgements

Key Accounting Policies which involve Estimates, Assumptions and Judgements

The preparation of the Consolidated Financial Statements in accordance with IFRS requires management to make certain estimates, assumptions and judgements that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Management believes that the estimates, assumptions and judgements upon which it relies are reasonable based on the information available to it at the time that those estimates, assumptions and judgements are made. In some cases, the accounting treatment of a particular transaction is specifically dictated by IFRS and does not require management’s judgement in its application.

Management considers that their use of estimates, assumptions and judgements in the application of the Group’s accounting policies are inter-related and therefore discuss them together below.

Estimates and underlying assumptions, are reviewed on an ongoing basis. Changes in accounting estimates may be necessary if there are changes in the circumstances or experiences on which the estimate was based or as a result of new information.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Group’s results and financial position outlined below, are as follows:

Impairment of goodwill – Note 16

Goodwill is subject to impairment testing on an annual basis and at any time during the year if an indicator of impairment is considered to exist. A decision to dispose of a business unit represents one such indicator and in these circumstances the recoverable amount is assessed on a fair value less costs of disposal basis. In the year in which a business combination is effected and where some or all of the goodwill allocated to a particular cash-generating unit arose in respect of that combination, the cash-generating unit is tested for impairment prior to the end of the relevant annual period.

Where the carrying value exceeds the estimated recoverable amount (being the greater of fair value less costs of disposal and value-in-use), an impairment loss is recognised by writing down goodwill to its recoverable amount. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities and income tax. The recoverable amount of goodwill is determined by reference to the cash-generating unit to which the goodwill has been allocated. Impairment losses arising in respect of goodwill are not reversed once recognised.

Goodwill relating to associates and joint ventures is included in the carrying amount of the investment and is neither amortised nor individually tested for impairment. Where indicators of impairment of an investment arise in accordance with the requirements of IFRS 9, the carrying amount is tested for impairment by comparing its recoverable amount with its carrying amount.

The impairment testing process requires management to make significant judgements and estimates regarding the future cash flows expected to be generated by cash-generating units to which goodwill has been allocated. Future cash flows relating to the eventual disposal of these cash-generating units and other factors may also be relevant to determine the fair value of goodwill. Management periodically evaluates and updates the estimates based on the conditions which influence these variables. A detailed discussion of the impairment methodology applied and key assumptions used by the Group in the context of goodwill is provided in note 16 to the Consolidated Financial Statements.

The assumptions and conditions for determining impairments of goodwill reflect management’s best assumptions and estimates, but these items involve inherent uncertainties described above, many of which are not under management’s control. As a result, the accounting for such items could result in different estimates or amounts if management used different assumptions or if different conditions occur in future accounting periods.

Retirement benefit obligations – Note 29

Costs arising in respect of the Group’s defined contribution pension schemes are charged to the Consolidated Income Statement in the period in which they are incurred. The Group has no legal or constructive obligation to pay further contributions in the event that the fund does not hold sufficient assets to meet its benefit commitments.

The liabilities and costs associated with the Group’s defined benefit pension schemes (both funded and unfunded) are assessed either on the basis of the attained age, the projected unit credit, the current unit credit or the aggregate cost methods by professionally qualified actuaries and are arrived at using actuarial assumptions based on market expectations at the balance sheet date. The discount rates employed in determining the present value of the schemes’ liabilities are determined by reference to market yields at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and term of the associated post-employment benefit obligations.

The net surplus or deficit arising on the Group’s defined benefit pension schemes, together with the liabilities associated with the unfunded schemes, are shown either within non-current assets or non-current liabilities in the Consolidated Balance Sheet. The deferred tax impact of pension scheme surpluses and deficits is disclosed separately within deferred tax assets or liabilities as appropriate. Remeasurements, comprising actuarial gains and losses and the return on plan assets (excluding net interest), are recognised immediately in the Consolidated Balance Sheet with a corresponding debit or credit to retained earnings through other comprehensive income in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

The defined benefit pension asset or liability in the Consolidated Balance Sheet comprises the total for each plan of the present value of the defined benefit obligation less the fair value of plan assets out of which the obligations are to be settled directly. Plan assets are assets that are held by a long-term employee benefit fund or qualifying insurance policies. Fair value is based on market price information and, in the case of published securities; it is the published bid price. The value of any defined benefit asset is limited to the present value of any economic benefits available in the form of refunds from the plan and reductions in the future contributions to the plan.

The Group’s obligation in respect of post-employment healthcare and life assurance benefits represents the amount of future benefit that employees have earned in return for service in the current and prior periods. The obligation is computed on the basis of the projected unit credit method and is discounted to present value using a discount rate equating to the market yield at the balance sheet date on high-quality corporate bonds of a currency and term consistent with the currency and estimated term of the post-employment obligations.

Assumptions

The assumptions underlying the actuarial valuations (including discount rates, rates of increase in future compensation levels, mortality rates and healthcare cost trends), from which the amounts recognised in the Consolidated Financial Statements are determined, are updated annually based on current economic conditions and for any relevant changes to the terms and conditions of the pension and post-retirement plans. These assumptions can be affected by (i) for the discount rate, changes in the rates of return on high-quality corporate bonds; (ii) for future compensation levels, future labour market conditions and (iii) for healthcare cost trend rates, the rate of medical cost inflation in the relevant regions. The weighted average actuarial assumptions used and sensitivity analysis in relation to the significant assumptions employed in the determination of pension and other post-retirement liabilities are contained in note 29 to the Consolidated Financial Statements.

Whilst management believes that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect the obligations and expenses recognised in future accounting periods. The assets and liabilities of defined benefit pension schemes may exhibit significant period-on-period volatility attributable primarily to changes in bond yields and longevity. In addition to future service contributions, significant cash contributions may be required to remediate past service deficits. A sensitivity analysis of the change in these assumptions is provided in note 29.

Provisions for liabilities – Note 27

A provision is recognised when the Group has a present obligation (either legal or constructive) as a result of a past event, it is probable that a transfer of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group anticipates that a provision will be reimbursed, the reimbursement is recognised as a separate asset only when it is virtually certain that the reimbursement will arise. The expense relating to any provision is presented in the Consolidated Income Statement net of any reimbursement. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation. The increase in the provision due to the passage of time is recognised as an interest expense. Contingent liabilities arising on business combinations are recognised as provisions if the contingent liability can be reliably measured at its acquisition date fair value. Provisions are not recognised for future operating losses. Management is not aware of any potential changes to key assumptions that have a significant risk of causing a material adjustment to the carrying value of provisions within the next financial year; however due to the nature of some our provisions, estimates may depend on the outcome of future events and need to be revised as circumstances change in future accounting periods. Refer to note 27 for the expected timing of outflows by provisions category.

Environmental and remediation provisions

The measurement of environmental and remediation provisions is based on an evaluation of currently available facts with respect to each individual site and considers factors such as existing technology, currently enacted laws and regulations and prior experience in remediation of sites. Inherent uncertainties exist in such evaluations primarily due to unknown conditions, changing governmental regulations and legal standards regarding liability, the protracted length of the clean-up periods and evolving technologies. The environmental and remediation liabilities provided for in the Consolidated Financial Statements reflect the judgement applied by management in respect of information available at the time of determining the liability and are adjusted periodically as remediation efforts progress or as additional technical or legal information becomes available. Due to the inherent uncertainties described above, many of which are not under management’s control, actual costs and cash outflows could differ if management used different assumptions or if different conditions occur in future accounting periods.

Legal contingencies

The status of each significant claim and legal proceeding in which the Group is involved is reviewed by management on a periodic basis and the Group’s potential financial exposure is assessed. If the potential loss from any claim or legal proceeding is considered probable, and the amount can be reliably estimated, a liability is recognised for the estimated loss. Because of the uncertainties inherent in such matters, the related provisions are based on the best information available at the time; the issues taken into account by management and factored into the assessment of legal contingencies include, as applicable, the status of settlement negotiations, interpretations of contractual obligations, prior experience with similar contingencies/claims, the availability of insurance to protect against the downside exposure and advice obtained from legal counsel and other third parties. As additional information becomes available on pending claims, the potential liability is reassessed and revisions are made to the amounts accrued where appropriate. Such revisions in the judgements and estimates of the potential liabilities could have an impact on the results of operations and financial position of the Group in future accounting periods.

Insurance provisions

Insurance provisions are subject to actuarial valuation and are based on actuarial triangulations which are extrapolated from historical claims experience. These provisions include claims which are classified as “incurred but not reported”, the status of which are reviewed periodically by management, in conjunction with appropriately qualified advisors. Changes in actuarial methodologies and assumptions, along with the receipt of new information, could have an impact on the financial position of the Group through recognition of additional, or release of, provisions in future accounting periods.

Taxation – current and deferred – Notes 12 and 28

Current tax represents the expected tax payable (or recoverable) on the taxable profit for the year using tax rates enacted for the period. Any interest or penalties arising are included within current tax. Where items are accounted for outside of profit or loss, the related income tax is recognised either in other comprehensive income or directly in equity as appropriate.

Deferred tax is recognised using the liability method on temporary differences arising at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. In addition, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. For the most part, no provision has been made for temporary differences applicable to investments in subsidiaries and joint ventures as the Group is in a position to control the timing of reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. However, a temporary difference has been recognised to the extent that specific assets have been identified for sale or where there is a specific intention to unwind the temporary difference in the foreseeable future. Due to the absence of control in the context of associates (significant influence only), deferred tax liabilities are recognised where appropriate in respect of CRH’s investments in these entities on the basis that the exercise of significant influence would not necessarily prevent earnings being remitted by other shareholders in the undertaking.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled. Deferred tax assets and liabilities are not subject to discounting. Deferred tax assets are recognised in respect of all deductible temporary differences, carry-forward of unused tax credits and unused tax losses to the extent that it is probable that taxable profits will be available against which the temporary differences can be utilised. The carrying amounts of deferred tax assets are subject to review at each balance sheet date and are reduced to the extent that future taxable profits are considered to be inadequate to allow all or part of any deferred tax asset to be utilised.

The Group’s income tax charge is based on reported profit and expected statutory tax rates, which reflect various allowances and reliefs and tax planning opportunities available to the Group in the multiple tax jurisdictions in which it operates. The determination of the Group’s provision for income tax requires certain judgements and estimates in relation to matters where the ultimate tax outcome may not be certain. The recognition or non-recognition of deferred tax assets as appropriate also requires judgement as it involves an assessment of the future recoverability of those assets. In addition, the Group is subject to tax audits which can involve complex issues that could require extended periods to conclude, the resolution of which is often not within the control of the Group. Although management believes that the estimates included in the Consolidated Financial Statements and its tax return positions are reasonable, there is no certainty that the final outcome of these matters will not be different than that which is reflected in the Group’s historical income tax provisions and accruals. Whilst it is possible, the Group does not currently anticipate that any such differences could have a material impact on the income tax provision and profit for the period in which such a determination is made nor does it expect any significant impact on its financial position in the near term. This is based on the Group’s knowledge and experience, as well as the profile of the individual components which have been reflected in the current tax liability, the status of the tax audits, enquiries and negotiations in progress at each year end, previous claims and any factors specific to the relevant tax environments.

Basis of consolidation

Basis of consolidation

The Consolidated Financial Statements include the financial statements of the Parent Company and all subsidiaries, joint ventures and associates, drawn up to 31 December each year. The financial year-ends of the Group’s subsidiaries, joint ventures and associates are co-terminous.

Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases. A change in the ownership interest of a subsidiary without a change in control is accounted for as an equity transaction.

When the Group holds less than the majority of voting rights, other facts and circumstances including contractual arrangements that give the Group power over the investee may result in the Group controlling the investee. The Group reassesses whether it controls an investee if, and when, facts and circumstances indicate that there are changes to the elements evidencing control.

Non-controlling interests represent the portion of the equity of a subsidiary not attributable either directly or indirectly to the Parent Company and are presented separately in the Consolidated Income Statement and within equity in the Consolidated Balance Sheet, distinguished from Parent Company shareholders’ equity. Acquisitions of non-controlling interests are accounted for as transactions with equity holders in their capacity as equity holders and therefore no goodwill is recognised as a result of such transactions. On an acquisition by acquisition basis, the Group recognises any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

Investments in associates and joint ventures – Notes 11 and 17

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of an entity, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of the arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Group’s investments in its associates and joint ventures are accounted for using the equity method from the date significant influence/joint control is deemed to arise until the date on which significant influence/joint control ceases to exist or when the interest becomes classified as an asset held for sale.

The Consolidated Income Statement reflects the Group’s share of profit after tax of the related associates and joint ventures. Investments in associates and joint ventures are carried in the Consolidated Balance Sheet at cost adjusted in respect of post-acquisition changes in the Group’s share of net assets, less any impairment in value. Loans advanced to equity accounted investments that have the characteristics of equity financing are also included in the investment held on the Consolidated Balance Sheet. If necessary, impairment losses on the carrying amount of an investment are reported within the Group’s share of equity accounted investments’ results in the Consolidated Income Statement. If the Group’s share of losses exceeds the carrying amount of an associate or joint venture, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Group has incurred obligations in respect of the associate or joint venture.

Joint operations

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.

The Group’s investments in its joint operations are accounted for by recognising its assets and its liabilities, including its share of any assets or liabilities held jointly; its share of the revenue from the sale of the output by the joint operation; and its expenses, including its share of any expenses incurred jointly.

Revenue recognition

Revenue recognition – Note 1

The Group recognises revenue in the amount of the price expected to be received for goods and services supplied at a point in time or over time, as contractual performance obligations are fulfilled and control of goods and services passes to the customer. It excludes trade discounts and value-added tax/sales tax.

Revenue derived from sale of goods (sources other than construction contracts)

The Group manufactures and distributes a diverse range of building materials and products. Whilst there are a number of different activities across the Group; recognition of revenue from the sale of goods is similar; being at the point in time when control is deemed to pass to the customer upon leaving a CRH premises or upon delivery to a customer depending on the terms of the sale. Contracts do not contain multiple performance obligations (as defined by IFRS 15).

Across the Group, goods are often sold with discounts or rebates based on cumulative sales over a period. This variable consideration is only recognised when it is highly probable that it will not be subsequently reversed and is recognised using the most likely amount or expected value methods, depending on the individual contract terms. In the application of appropriate revenue recognition, judgement is exercised by management in the determination of the likelihood and quantum of such items based on experience and historical trading patterns.

The Group is deemed to be a principal to an arrangement when it controls a promised good or service before transferring them to a customer; and accordingly recognises revenue on a gross basis. Where the Group is determined to be an agent to a transaction, based on the principal of control; the net amount retained after the deduction of any costs to the principal is recognised as revenue.

Within the non-construction contract businesses no element of financing is deemed present as transactions are all made with average credit terms (usually 90 days), consistent with market practice.

Revenue derived from construction contracts

The Group enters into a number of construction contracts, to complete large construction projects. Contracts usually commence and complete within one financial period and are generally fixed price.

The Group typically recognises revenue within its construction contract businesses over time, as it performs its obligations. Management believe this best reflects the transfer of control to the customer by providing a faithful depiction of primarily the enhancement of a customer controlled asset or the construction of an asset with no alternative use. The percentage-of- completion method is used to recognise revenue when the outcome of a contract can be estimated reliably. The percentage-of- completion is calculated using an input method and based on the proportion of contract costs incurred at the balance sheet date relative to the total estimated costs of the contract. In all of our construction contract arrangements the Group has an enforceable right to payment for work and performance obligations completed to date.

Some of the Group’s construction contracts may contain forms of variable consideration that can either increase or decrease the transaction price. Variable consideration is estimated based on the most likely amount or expected value methods (depending on the contract terms) and the transaction price is adjusted to the extent it is probable that a significant reversal of revenue recognised will not occur.

In some instances a customer can be billed and revenue recognised in the period subsequent to the contracted work being completed when items such as variable consideration are agreed with the customer.

Recognition of contract assets and liabilities

In our construction contract businesses, amounts are billed as work progresses in accordance with pre-agreed contractual terms. When a performance obligation is satisfied but a customer has not yet been billed this is recognised as a contract asset (unbilled revenue) and included within Trade and Other Receivables (note 19). Retentions are also a common feature of construction contracts and are recognised as a contract asset within Trade and Other Receivables when we have a right to consideration in exchange for the completion of the contract. Retentions are consistent with industry norms and the purpose of these is not to provide a form of financing. Apart from retentions, the Group does not have any construction contracts where the period between the transfer of the promised goods to the customer and payment by the customer exceeds one year. As a consequence, the Group applies the practical expedient in IFRS 15 and does not adjust any of its transaction prices for the time value of money.

When consideration is received in advance of work being performed, or we have billed an amount to a customer that is in excess of revenue recognised on the contract; this is recognised as a contract liability within Trade and Other Payables (note 20); and the revenue is generally recognised in the subsequent period when the right to recognise revenue has been determined. As a result advance payments received for construction contract arrangements are not considered a significant form of financing.

Cumulative costs incurred, net of amounts transferred to cost of sales, after deducting onerous provisions, provisions for contingencies and payments on account not matched with revenue, are included as construction contract balances in inventories (note 18). Cost includes all expenditure directly related to specific projects and an allocation of fixed and variable overheads incurred in the Group’s contract activities based on normal operating capacity. The Group’s contracts generally are for a duration of less than one year and therefore the Group does not capitalise incremental contract costs; instead expensing as incurred, as permitted by the practical expedient under IFRS 15.

Onerous contracts and warranties

When a contract is identified as being onerous (i.e. its unavoidable cost exceeds the economic benefit of the contract), a provision is created; being the lower of costs to complete the contract and the cost of exiting the contract. The Group recognises a provision for assurance-type (standard) warranties offered across the Group under its terms and conditions in accordance with IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The Group provides assurance-type warranties for general repairs and does not typically provide service-type (extended) warranties.

Segment reporting

Segment reporting – Note 2

Operating segments are reported in a manner consistent with the internal organisational and management structure and the internal reporting information provided to the Chief Operating Decision Maker who is responsible for allocating resources and assessing performance of the operating segments.

Assets and liabilities held for sale

Assets and liabilities held for sale – Note 3

Non-current assets and disposal groups classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell.

Non-current assets and disposal groups are classified as held for sale if their carrying amounts will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within 12 months from the date of classification as held for sale.

Property, plant and equipment and intangible assets are not depreciated or amortised once classified as held for sale. The Group ceases to use the equity method of accounting from the date on which an interest in a joint venture or associate becomes held for sale. Non-current assets classified as held for sale and liabilities directly associated with those assets are presented separately as current items in the Consolidated Balance Sheet.

Discontinued operations

Discontinued operations – Note 3

Discontinued operations are reported when a component of the Group has been disposed of, or when a sale is highly probable; and its operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Group and is classified as held for sale or has been disposed of. The Group classifies a non-current asset or disposal group as held for disposal if its carrying value will be recovered through a sales transaction or distribution to shareholders rather than continuing use.

In the Consolidated Income Statement, discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations. Corresponding notes to the Consolidated Income Statement exclude amounts for discontinued operations, unless stated otherwise.

Share-based payments

Share-based payments – Note 9

The Group operates a number of equity-settled share-based payment plans. Its policy in relation to the granting of share options and awards under these plans, together with the nature of the underlying market and non-market performance and other vesting conditions, are addressed in the Directors’ Remuneration Report on page 68. The Group has no material exposure in respect of cash-settled share-based payment transactions and share-based payment transactions with cash alternatives.

Awards under the Performance Share Plans

50% of the awards under the 2014 Performance Share Plan are subject to a TSR (and hence market-based) vesting condition; with 25% being measured against a tailored sector peer group and 25% against the FTSE All-World Construction & Materials Index. Accordingly, the fair value assigned to the related equity instruments at the grant date is derived using a Monte Carlo simulation technique to model the combination of market-based and non-market-based performance conditions in the plan; and is adjusted to reflect the anticipated likelihood as at the grant date of achieving the vesting condition. Awards are treated as vesting irrespective of whether or not the market condition is satisfied, provided that all other performance and/or service conditions are satisfied.

The remaining awards granted under the 2014 Performance Share Plan are subject to a cumulative cash flow target (non-market-based) vesting condition. The fair value of the awards is calculated as the market price of the shares at the date of grant. No expense is recognised for awards that do not ultimately vest. At the balance sheet date the estimate of the level of vesting is reviewed and any adjustment necessary is recognised in the Consolidated Income Statement.

If awards which vest under the 2014 Performance Share Plan are allotted to an Employee Benefit Trust, an increase in nominal Share Capital and Share Premium are recognised accordingly on allotment.

Savings-related Share Option Scheme

The fair values assigned to options under the Savings-related Share Option Scheme are derived in accordance with the trinomial valuation methodology on the basis that the services to be rendered by employees as consideration for the granting of share options will be received over the vesting period, which is assessed as at the grant date.

The cost is recognised, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognised at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The Consolidated Income Statement expense/credit for a period represents the movement in cumulative expense recognised at the beginning and end of that period. The cumulative charge to the Consolidated Income Statement is reversed only where an employee in receipt of share options leaves service prior to completion of the expected vesting period and those options forfeit in consequence.

Where an award is cancelled, it is treated as if it is vested on the date of cancellation, and any expense not yet recognised for the award is recognised immediately. This includes any award where non-vesting conditions within the control of either the Company or the employee are not met. All cancellations of awards are treated equally.

The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium when the options are exercised.

The dilutive effect of outstanding options is reflected as additional share dilution in the determination of diluted earnings per share.

Property, plant and equipment

Property, plant and equipment – Note 15

The carrying value of property, plant and equipment of €15,761 million at 31 December 2018 represents 45% of total assets at that date. Property, plant and equipment are stated at cost less any accumulated depreciation and any accumulated impairments except for certain items that had been revalued to fair value prior to the date of transition to IFRS (1 January 2004).

Repair and maintenance expenditure is included in an asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenditure is charged to the Consolidated Income Statement during the financial period in which it is incurred.

Borrowing costs incurred in the construction of major assets which take a substantial period of time to complete are capitalised in the financial period in which they are incurred.

In the application of the Group’s accounting policy, judgement is exercised by management in the determination of residual values and useful lives. Depreciation and depletion is calculated to write off the book value of each item of property, plant and equipment over its useful economic life on a straight-line basis at the following rates:

Land and buildings

The book value of mineral-bearing land, less an estimate of its residual value, is depleted over the period of the mineral extraction in the proportion which production for the year bears to the latest estimates of proven and probable mineral reserves. Land, other than mineral-bearing land, is not depreciated. In general, buildings are depreciated at 2.5% per annum (p.a.).

Plant and machinery

These are depreciated at rates ranging from 3.3% p.a. to 20% p.a. depending on the type of asset. Plant and machinery includes transport which is, on average, depreciated at 20% p.a.

Depreciation methods, useful lives and residual values are reviewed at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the depreciation period or method as appropriate on a prospective basis.

Impairment of property, plant and equipment

The carrying values of items of property, plant and equipment are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable.

Property, plant and equipment assets are reviewed for potential impairment by applying a series of external and internal indicators specific to the assets under consideration; these indicators encompass macroeconomic issues including the inherent cyclicality of the building materials sector, actual obsolescence or physical damage, a deterioration in forecast performance in the internal reporting cycle and restructuring and rationalisation programmes.

Similar to the process for goodwill, where the carrying value exceeds the estimated recoverable amount (being the greater of fair value less costs of disposal and value-in-use), an impairment loss is recognised by writing down the assets to their recoverable amount. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted. The estimates of future cash flows exclude cash inflows or outflows attributable to financing activities and income tax. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined by reference to the cash-generating unit to which the asset belongs.

Business combinations

Business combinations – Note 32

The Group applies the acquisition method in accounting for business combinations. The cost of an acquisition is measured as the aggregate of the consideration transferred (excluding amounts relating to the settlement of pre-existing relationships), the amount of any non-controlling interest in the acquiree and, in a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously-held equity interest in the acquiree. Transaction costs that the Group incurs in connection with a business combination are expensed as incurred.

To the extent that settlement of all or any part of consideration for a business combination is deferred, the fair value of the deferred component is determined through discounting the amounts payable to their present value at the date of exchange. The discount component is unwound as an interest charge in the Consolidated Income Statement over the life of the obligation. Any contingent consideration is recognised at fair value at the acquisition date and included in the cost of the acquisition. The fair value of contingent consideration at acquisition date is arrived at through discounting the expected payment (based on scenario modelling) to present value. In general, in order for contingent consideration to become payable, pre-defined profit and/or profit/net asset ratios must be exceeded. Subsequent changes to the fair value of the contingent consideration will be recognised in profit or loss unless the contingent consideration is classified as equity, in which case it is not remeasured and settlement is accounted for within equity.

The assets and liabilities arising on business combination activity are measured at their acquisition-date fair values. Contingent liabilities assumed in business combination activity are recognised as of the acquisition date, where such contingent liabilities are present obligations arising from past events and their fair value can be measured reliably. In the case of a business combination achieved in stages, the acquisition-date fair value of the acquirer’s previously-held equity interest in the acquiree is remeasured to fair value as at the acquisition date through profit or loss. When the initial accounting for a business combination is determined provisionally, any adjustments to the provisional values allocated to the consideration, identifiable assets or liabilities (and contingent liabilities, if relevant) are made within the measurement period, a period of no more than one year from the acquisition date.

Goodwill

Goodwill – Note 16

Goodwill arising on a business combination is initially measured at cost, being the excess of the cost of an acquisition over the net identifiable assets and liabilities assumed at the date of acquisition and relates to the future economic benefits arising from assets which are not capable of being individually identified and separately recognised. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses. If the cost of the acquisition is lower than the fair value of the net assets of the subsidiary acquired, the identification and measurement of the related assets and liabilities and contingent liabilities are revisited and the cost is reassessed with any remaining balance recognised immediately in the Consolidated Income Statement.

The carrying amount of goodwill in respect of associates and joint ventures is included in investments accounted for using the equity method (i.e. within financial assets) in the Consolidated Balance Sheet.

Where a subsidiary is disposed of or terminated through closure, the carrying value of any goodwill of that subsidiary is included in the determination of the net profit or loss on disposal/termination.

Intangible assets (other than goodwill) arising on business combinations

Intangible assets (other than goodwill) arising on business combinations – Note 16

An intangible asset is capitalised separately from goodwill as part of a business combination at cost (fair value at date of acquisition).

Subsequent to initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. The carrying values of definite-lived intangible assets (the Group does not currently have any indefinite-lived intangible assets other than goodwill) are reviewed for indicators of impairment at each reporting date and are subject to impairment testing when events or changes in circumstances indicate that the carrying values may not be recoverable.

Intangible assets are amortised on a straight-line basis. In general, definite-lived intangible assets are amortised over periods ranging from one to ten years, depending on the nature of the intangible asset.

Amortisation periods, useful lives, expected patterns of consumption and residual values are reviewed at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method as appropriate on a prospective basis.

Leases

Leases – Notes 5 and 30

Leases where the lessor retains substantially all the risks and rewards of ownership are classified as operating leases. Operating lease rentals are charged to the Consolidated Income Statement on a straight-line basis over the lease term.

Inventories

Inventories – Note 18

Inventories are stated at the lower of cost and net realisable value. Cost is based on the first-in/first-out principle (and weighted average, where appropriate) and includes all expenditure incurred in acquiring the inventories and bringing them to their present location and condition. Raw materials are valued on the basis of purchase cost on a first-in/first-out basis. In the case of finished goods and work-in-progress, cost includes direct materials, direct labour and attributable overheads based on normal operating capacity and excludes borrowing costs.

Net realisable value is the estimated proceeds of sale less all further costs to completion, and less all costs to be incurred in marketing, selling and distribution. Estimates of net realisable value are based on the most reliable evidence available at the time the estimates are made, taking into consideration fluctuations of price or cost directly relating to events occurring after the end of the period, the likelihood of short-term changes in buyer preferences, product obsolescence or perishability (all of which are generally low given the nature of the Group’s products) and the purpose for which the inventory is held. Materials and other supplies held for use in the production of inventories are not written down below cost if the finished goods, in which they will be incorporated, are expected to be sold at or above cost.

Cash and cash equivalents

Cash and cash equivalents – Note 24

Cash and cash equivalents comprise cash balances held for the purpose of meeting short-term cash commitments and investments which are readily convertible to a known amount of cash and are subject to an insignificant risk of change in value. Bank overdrafts are included within current interest-bearing loans and borrowings in the Consolidated Balance Sheet. Where the overdrafts are repayable on demand and form an integral part of cash management, they are netted against cash and cash equivalents for the purposes of the Consolidated Statement of Cash Flows.

Interest-bearing loans and borrowings

Interest-bearing loans and borrowings – Note 25

All loans and borrowings are initially recorded at the fair value of the consideration received net of directly attributable transaction costs. Subsequent to initial recognition, current and non-current interest-bearing loans and borrowings are, in general, measured at amortised cost employing the effective interest methodology. Fixed rate term loans, which have been hedged to floating rates (using interest rate swaps), are measured at amortised cost adjusted for changes in value attributable to the hedged risks arising from changes in underlying market interest rates. The computation of amortised cost includes any issue costs and any discount or premium materialising on settlement.

Gains and losses are recognised in the Consolidated Income Statement through amortisation on the basis of the period of the loans and borrowings.

Borrowing costs arising on financial instruments are recognised as an expense in the period in which they are incurred (unless capitalised as part of the cost of property, plant and equipment).

Derivative financial instruments and hedging practices

Derivative financial instruments and hedging practices – Note 26

In order to manage interest rate, foreign currency and commodity risks and to realise the desired currency profile of borrowings, the Group employs derivative financial instruments (principally interest rate swaps, currency swaps and forward foreign exchange contracts). Derivative financial instruments are recognised initially at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. The carrying value of derivatives is fair value based on discounted future cash flows and adjusted for counterparty risk. Future floating rate cash flows are estimated based on future interest rates (from observable yield curves at the end of the reporting period). Fixed and floating rate cash flows are discounted at future interest rates and translated at period-end foreign exchange rates. Short dated forward foreign exchange contracts are used to hedge the spot price risk on currency exposures. The forward price elements to these contracts are immaterial and accounted for in the Consolidated Income Statement.

At the inception of a derivative transaction, the Group documents the relationship between the hedged item and the hedging instrument together with its risk management objective and the strategy underlying the proposed transaction. The Group also documents its assessment, both at the inception of the hedging relationship and subsequently on an ongoing basis, of the effectiveness of the hedging instrument in offsetting movements in the fair values or cash flows of the hedged items. Where derivatives do not fulfil the criteria for hedge accounting, changes in fair values are reported in the Consolidated Income Statement and Consolidated Balance Sheet.

Fair value and cash flow hedges

The Group uses fair value hedges and cash flow hedges in its treasury activities. For the purposes of hedge accounting, hedges are classified either as fair value hedges (which entail hedging the exposure to movements in the fair value of a recognised asset or liability or an unrecognised firm commitment that could affect profit or loss) or cash flow hedges (which hedge exposure to fluctuations in future cash flows derived from a particular risk associated with a recognised asset or liability, or a highly probable forecast transaction that could affect profit or loss).

Where the conditions for hedge accounting are satisfied and the hedging instrument concerned is classified as a fair value hedge, any gain or loss stemming from the remeasurement of the hedging instrument to fair value is reported in the Consolidated Income Statement. In addition, any gain or loss on the hedged item which is attributable to the hedged risk is adjusted against the carrying amount of the hedged item and reflected in the Consolidated Income Statement. Where the adjustment is to the carrying amount of a hedged interest-bearing financial instrument, the adjustment is amortised to the Consolidated Income Statement with the objective of achieving full amortisation by maturity.

Where a derivative financial instrument is designated as a hedge of the variability in cash flows of a recognised asset or liability or a highly probable forecast transaction that could affect profit or loss, the effective part of any gain or loss on the derivative financial instrument is recognised as other comprehensive income, net of the income tax effect, with the ineffective portion being reported in the Consolidated Income Statement. The associated gains or losses that had previously been recognised as other comprehensive income are transferred to the Consolidated Income Statement contemporaneously with the materialisation of the hedged transaction. Any gain or loss arising in respect of changes in the time value of the derivative financial instrument is excluded from the measurement of hedge effectiveness and is recognised immediately in the Consolidated Income Statement.

Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. At that point in time, any cumulative gain or loss on the hedging instrument recognised as other comprehensive income remains there until the forecast transaction occurs. If a hedged transaction is no longer anticipated to occur, the net cumulative gain or loss previously recognised as other comprehensive income is transferred to the Consolidated Income Statement in the period.

Net investment hedges

Where foreign currency borrowings provide a hedge against a net investment in a foreign operation, and the hedge is deemed to be effective, foreign exchange differences are taken directly to a foreign currency translation reserve. The ineffective portion of any gain or loss on the hedging instrument is recognised immediately in the Consolidated Income Statement. Cumulative gains and losses remain in equity until disposal of the net investment in the foreign operation at which point the related differences are transferred to the Consolidated Income Statement as part of the overall gain or loss on sale.

Share capital and dividends

Share capital and dividends – Notes 31 and 13

Treasury Shares and own shares

Ordinary Shares acquired by the Parent Company or purchased by the Employee Benefit Trust on behalf of the Parent Company under the terms of the Performance Share Plans and the Restricted Share Plan are deducted from equity and presented on the face of the Consolidated Balance Sheet. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the Parent Company’s Ordinary Shares.

Dividends

Dividends on Ordinary Shares are recognised as a liability in the Consolidated Financial Statements in the period in which they are declared by the Parent Company.

Foreign currency translation

Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in euro, which is the presentation currency of the Group and the functional currency of the Parent Company.

Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the balance sheet date. All currency translation differences are taken to the Consolidated Income Statement with the exception of all monetary items that provide an effective hedge for a net investment in a foreign operation. These are recognised in other comprehensive income until the disposal of the net investment, at which time they are recognised in the Consolidated Income Statement.

Results and cash flows of subsidiaries, joint ventures and associates with non-euro functional currencies have been translated into euro at average exchange rates for the year, and the related balance sheets have been translated at the rates of exchange ruling at the balance sheet date. Adjustments arising on translation of the results and net assets of non-euro subsidiaries, joint ventures, associates and joint operations are recognised in a separate translation reserve within equity, net of differences on related currency borrowings. All other translation differences are taken to the Consolidated Income Statement. Goodwill and fair value adjustments arising on acquisition of a foreign operation are regarded as assets and liabilities of the foreign operation and are translated accordingly.

The principal exchange rates used for the translation of results, cash flows and balance sheets into euro were as follows:

	Average			Year-end
euro 1 =	2018	2017	2016	2018	2017
Brazilian Real	4.3085	3.6054	3.8561	4.4440	3.9729

Canadian Dollar	1.5294	1.4647	1.4659	1.5605	1.5039

Chinese Renminbi	7.8081	7.6290	7.3522	7.8751	7.8044

Hungarian Forint	318.8897	309.1933	311.4379	320.9800	310.3300

Indian Rupee	80.7332	73.5324	74.3717	79.7298	76.6055

Philippine Peso	62.2101	56.9734	52.5555	60.1130	59.7950

Polish Zloty	4.2615	4.2570	4.3632	4.3014	4.1770

Pound Sterling	0.8847	0.8767	0.8195	0.8945	0.8872

Romanian Leu	4.6540	4.5688	4.4904	4.6635	4.6585

Serbian Dinar	118.2302	121.3232	123.1356	118.3157	118.3086

Swiss Franc	1.1550	1.1117	1.0902	1.1269	1.1702

Ukrainian Hryvnia	32.0987	30.0341	28.2812	31.6900	33.6769

US Dollar	1.1810	1.1297	1.1069	1.1450	1.1993